Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended						3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Dec. 31, 2012 Interest Expense	Dec. 31, 2011 Interest Expense	Dec. 31, 2010 Interest Expense	Dec. 31, 2010 Selling and Marketing Expense	Dec. 31, 2012 Other Assets	Dec. 31, 2011 Other Assets	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum	Nov. 30, 2011 Prior to December 2011	Dec. 31, 2012 Equipment Minimum	Dec. 31, 2012 Equipment Maximum	Dec. 31, 2012 Furniture Minimum	Dec. 31, 2012 Furniture Maximum	Dec. 31, 2012 Software	Dec. 31, 2012 Building Improvements Minimum	Dec. 31, 2012 Building Improvements Maximum	Dec. 31, 2012 Building [Member]
Schedule Of Significant Accounting Policies [Line Items]
Number of days delinquent at which loans are charged off													91 days
Number of days delinquent at month end at which loans are charged off	91 days										91 days	121 days
Period before month end in which a minimum payment must be made on a delinquent loan to postpone charge off	121 days
Number of days delinquent at which loan is charged off if minimum qualifying payment was made	30 days
Increase net charge-offs without change to policy		$ 2,600,000
Increase to provision for credit losses without change to charge off policy		2,000,000
Decrease to interest income without change to charge off policy		100,000
Decrease to net income without change to charge off policy		2,100,000
Recovery Receivables	37,025,000	34,482,000		29,400,000
Estimated useful life														3 years	15 years	3 years	5 years	3 years	5 years	10 years	30 years
Deferred Financing Costs	14,996,000	15,805,000							15,000,000	15,800,000
Amortization of Financing Costs					8,200,000	11,900,000	17,800,000
Reserve for returns	5,300,000	1,500,000
Capitalized advertising	0	800,000
Advertising costs	28,000,000	22,300,000	16,500,000
Reclassifications from general and administrative to selling and marketing expense								$ 15,000,000